PROFUNDS
Banks UltraSector ProFund (Investor Class BKPIX / Service Class BKPSX)
ProFund VP Banks
(each a “Fund” and collectively the “Funds”)
Supplement dated January 5, 2023
to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information
(dated May 1, 2022 (ProFund VP) and November 30, 2022 (ProFunds), each as supplemented or amended)
Important Notice Regarding Change in Index and Investment Objective
On January 5, 2023, the Board of Trustees of ProFunds approved a change to each Fund’s respective underlying benchmark index from the Dow Jones U.S. BanksSM Index to the S&P Banks Select Industry Index, which also results in a change to each Fund’s investment objective. These changes are scheduled to become effective on or about March 17, 2023.
In connection with these changes, each Fund will experience a transition period during which its holdings will be repositioned, which may result in increased brokerage commissions and other transaction costs.
As of the effective date, the following information will supplement or replace the corresponding information in each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information as indicated below.
Important Information About the Fund / Investment Objective
References to the Dow Jones U.S. BanksSM Index in the sections entitled “Important Information About the Fund” or “Investment Objective” are replaced with S&P Banks Select Industry Index.
Principal Investment Strategies
The description of each Fund’s index included in Principal Investment Strategies is replaced with the following:
The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the banks segment of the S&P Total Market Index (“S&P TMI”), which comprises the following sub-industries: asset management & custody banks, diversified banks, regional banks, diversified financial services and commercial & residential mortgage finance. The S&P TMI is designed to track the broad U.S. equity market. Industries are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index is modified equal weighted and rebalanced quarterly. The Index is published under the Bloomberg ticker symbol “SPSIBK”.
Principal Risks
With respect to Banks UltraSector ProFund, the references to the Index in the fourth paragraph of the risk entitled “Compounding Risk” is replaced with Dow Jones U.S. BanksSM Index.
Additional Information About the Indexes, the Index Providers and the Index Calculation Agent (in the Prospectus) and Index Providers under Other Information (in the SAI)
The following information about the Index is added:
The S&P Banks Select Industry Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by the Trust(s) and their affiliates (“Advisor Affiliates”). S&P® and S&P 500® are a registered trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been sublicensed for certain purposes by Advisor Affiliates. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Indexes. It is not possible to invest directly in an index. The Funds
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are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Advisor Affiliates with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Advisor Affiliates or the Funds. S&P Dow Jones Indices has no obligation to take the needs of Advisor Affiliates or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, “promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.
NEITHER S&P DOW JONES INDICES NOR ITS THIRD-PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ADVISOR AFFILIATES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUNDS’ REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD -PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND ADVISOR AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
For more information about ProFunds, please contact the Funds at 1-888-776-3637
Please retain this supplement for future reference.
PF/PS-1

PROSHARES TRUST
ProShares Ultra Basic Materials (UYM)
ProShares UltraShort Basic Materials (SMN)
PROFUNDS
Basic Materials UltraSector ProFund (Investor Class BMPIX / Service Class BMPSX)
ProFund VP Basic Materials
(each a “Fund” and, collectively, the “Funds”)
Supplement dated January 5, 2023
to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information
(dated May 1, 2022 (ProFund VP), October 1, 2022 (ProShares Trust), and November 30, 2022 (ProFunds), each as supplemented or amended)
Important Notice Regarding Change in Name, Index, and Investment Objective
On January 5, 2023, the Board of Trustees of ProShares Trust and ProFunds approved a change to each Fund’s respective underlying benchmark index from the Dow Jones U.S. Basic MaterialsSM Index to the S&P Materials Select Sector Index, which also results in a change to each Fund’s name and investment objective. These changes are scheduled to become effective on or about March 17, 2023.
In connection with these changes, each Fund will experience a transition period during which its holdings will be repositioned, which may result in increased brokerage commissions and other transaction costs.
As of the effective date, the following information will supplement or replace the corresponding information in each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information as indicated below.
Name Change
Each Fund’s name will be changed to the new name as indicated, and all references to that Fund’s name is replaced with its new name:
Fund	New Name
ProShares Ultra Basic Materials	ProShares Ultra Materials
ProShares UltraShort Basic Materials	ProShares UltraShort Materials
Basic Materials UltraSector ProFund	Materials UltraSector ProFund
ProFund VP Basic Materials	ProFund VP Materials
Important Information About the Fund / Investment Objective
References to the Dow Jones U.S. Basic MaterialsSM Index in the sections entitled “Important Information About the Fund” or “Investment Objective” is replaced with S&P Materials Select Sector Index.
Principal Investment Strategies
The description of each Fund’s index included in the Principal Investment Strategies is replaced with the following:
The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the materials sector of the S&P 500 Index (“S&P 500”). The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: chemicals; construction materials; containers & packaging; metals & mining; and paper & forest products. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly. The Index is published under the Bloomberg ticker symbol “IBX”.

Principal Risks
With respect to ProShares Ultra Basic Materials, ProShares UltraShort Basic Materials, and Basic Materials UltraSector ProFund, the references to the Index in the fourth paragraph of the risk entitled “Compounding Risk” is replaced with Dow Jones U.S. Basic MaterialsSM Index.
Additional Information About the Indexes, the Index Providers and the Index Calculation Agent (in the Prospectus) and Index Providers under Other Information (in the SAI)
The following information about the Index is added:
The S&P Materials Select Sector Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by the Trust(s) or their affiliates (“Advisor Affiliates”). S&P® and S&P 500® are a registered trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been sublicensed for certain purposes by Advisor Affiliates. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Indexes. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Advisor Affiliates with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Advisor Affiliates or the Funds. S&P Dow Jones Indices has no obligation to take the needs of Advisor Affiliates or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, “promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.
NEITHER S&P DOW JONES INDICES NOR ITS THIRD-PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ADVISOR AFFILIATES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN

ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUNDS’ REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD -PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND ADVISOR AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
For more information about ProShares, please contact the Funds at 1-866-776-5125
For more information about ProFunds, please contact the Funds at 1-888-776-3637
Please retain this supplement for future reference.
PF/PS-2

PROFUNDS
Biotechnology UltraSector ProFund (Investor Class BIPIX / Service Class BIPSX)
ProFund VP Biotechnology
(each a “Fund” and, collectively, the “Funds”)
Supplement dated January 5, 2023
to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information
(dated May 1, 2022 (ProFund VP) and November 30, 2022 (ProFunds), each as supplemented or amended)
Important Notice Regarding Change in Index and Investment Objective
On January 5, 2023, the Board of Trustees of ProFunds approved a change to each Fund’s respective underlying benchmark index from the Dow Jones U.S. BiotechnologySM Index to the S&P Biotechnology Select Industry Index, which also results in a change to each Fund’s investment objective. These changes are scheduled to become effective on or about March 17, 2023.
In connection with these changes, each Fund will experience a transition period during which its holdings will be repositioned, which may result in increased brokerage commissions and other transaction costs.
As of the effective date, the following information will supplement or replace the corresponding information in each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information as indicated below.
Important Information About the Fund / Investment Objective
References to Dow Jones U.S. BiotechnologySM Index in sections entitled “Important Information About the Fund” or “Investment Objective” are replaced with S&P Biotechnology Select Industry Index.
Principal Investment Strategies
The description of each Fund’s index included in the Principal Investment Strategies is replaced with the following:
The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the biotechnology segment of the S&P Total Market Index (“S&P TMI”), which comprises the following sub-industry: biotechnology. The S&P TMI is designed to track the broad U.S. equity market. Industries are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index is modified equal weighted and rebalanced quarterly. The Index is published under the Bloomberg ticker symbol “SPSIBI”.
Principal Risks
With respect to Biotechnology UltraSector ProFund, the references to the Index in the fourth paragraph of the risk entitled “Compounding Risk” is replaced with Dow Jones U.S. BiotechnologySM Index and the following statement is added:
The S&P Biotechnology Select Industry Index’s annualized historical volatility rate for the five-year period ended July 31, 2022 was 35.8%.
Additional Information About the Indexes, the Index Providers and the Index Calculation Agent (in the Prospectus) and Index Providers under Other Information (in the SAI)
The following information about the Index is added:
The S&P Biotechnology Select Industry Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by the Trust(s) or their affiliates (“Advisor Affiliates”). S&P® and S&P 500® are a registered trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been sublicensed for certain purposes by Advisor Affiliates. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Indexes. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Advisor Affiliates with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Advisor Affiliates or the Funds. S&P Dow Jones Indices has no obligation to take the needs of Advisor Affiliates or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, “promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.
NEITHER S&P DOW JONES INDICES NOR ITS THIRD-PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ADVISOR AFFILIATES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUNDS’ REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD -PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND ADVISOR AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
For more information about ProShares, please contact the Funds at 1-866-776-5125
For more information about ProFunds, please contact the Funds at 1-888-776-3637
Please retain this supplement for future reference.
PF/PS-3

PROSHARES TRUST
ProShares Ultra Consumer Goods (UGE)
ProShares UltraShort Consumer Goods (SZK)
PROFUNDS
Consumer Goods UltraSector ProFund (Investor Class CNPIX / Service Class CNPSX)
ProFund VP Consumer Goods
(each a “Fund” and, collectively, the “Funds”)
Supplement dated January 5, 2023
to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information
(dated May 1, 2022 (ProFund VP), October 1, 2022 (ProShares Trust), and November 30, 2022 (ProFunds), each as supplemented or amended)
Important Notice Regarding Change in Name, Index, and Investment Objective
On January 5, 2023, the Board of Trustees of ProShares Trust and ProFunds approved a change to each Fund’s respective underlying benchmark index from the Dow Jones U.S. Consumer GoodsSM Index to the S&P Consumer Staples Select Sector Index, which also results in a change to each Fund’s name and investment objective. These changes are scheduled to become effective on or about March 17, 2023.
In connection with these changes, each Fund will experience a transition period during which its holdings will be repositioned, which may result in increased brokerage commissions and other transaction costs.
As of the effective date, the following information will supplement or replace the corresponding information in each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information as indicated below.
Name Change
Each Fund’s name will be changed to the new name as indicated, and all references to that Fund’s name is replaced with its new name:
Fund	New Name
ProShares Ultra Consumer Goods	ProShares Ultra Consumer Staples
ProShares UltraShort Consumer Goods	ProShares UltraShort Consumer Staples
Consumer Goods UltraSector ProFund	Consumer Staples UltraSector ProFund
ProFund VP Consumer Goods	ProFund VP Consumer Staples
Important Information About the Fund / Investment Objective
References to the Dow Jones U.S. Consumer GoodsSM Index in the sections entitled “Important Information About the Fund” or “Investment Objective” is replaced with S&P Consumer Staples Select Sector Index.
Principal Investment Strategies
The description of each Fund’s index included in the Principal Investment Strategies is replaced with the following:
The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the consumer staples sector of the S&P 500 Index (“S&P 500”). The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: consumer staples distribution & retail; beverages; food products; tobacco; household products; and personal care products. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly. The Index is published under the Bloomberg ticker symbol “IXR”.

Principal Risks
For all Funds, Consumer Goods Industry Risk is replaced with the following:
Consumer Staples Industry Risk — The risks of investments in the industry include: governmental regulation affecting the permissibility of using various food additives and production methods that could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries.
With respect to ProShares Ultra Consumer Goods, ProShares UltraShort Consumer Goods, and Consumer Goods UltraSector ProFund, the references to the Index in the fourth paragraph of the risk entitled “Compounding Risk” is replaced with Dow Jones U.S. Consumer GoodsSM Index.
Additional Information About the Indexes, the Index Providers and the Index Calculation Agent (in the Prospectus) and Index Providers under Other Information (in the SAI)
The following information about the Index is added:
The S&P Consumer Staples Select Sector Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by the Trust(s) or their affiliates (“Advisor Affiliates”). S&P® and S&P 500® are a registered trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been sublicensed for certain purposes by Advisor Affiliates. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Indexes. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Advisor Affiliates with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Advisor Affiliates or the Funds. S&P Dow Jones Indices has no obligation to take the needs of Advisor Affiliates or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, “promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.
NEITHER S&P DOW JONES INDICES NOR ITS THIRD-PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR

LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ADVISOR AFFILIATES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUNDS’ REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD -PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND ADVISOR AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
For more information about ProShares, please contact the Funds at 1-866-776-5125
For more information about ProFunds, please contact the Funds at 1-888-776-3637
Please retain this supplement for future reference.
PF/PS-4

PROSHARES TRUST
ProShares Ultra Consumer Services (UCC)
ProShares UltraShort Consumer Services (SCC)
PROFUNDS
Consumer Services UltraSector ProFund (Investor Class CYPIX / Service Class CYPSX)
ProFund VP Consumer Services
(each a “Fund” and, collectively, the “Funds”)
Supplement dated January 5, 2023
to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information
(dated May 1, 2022 (ProFund VP), October 1, 2022 (ProShares Trust), and November 30, 2022 (ProFunds), each as supplemented or amended)
Important Notice Regarding Change in Name, Index, and Investment Objective
On January 5, 2023, the Board of Trustees of ProShares Trust and ProFunds approved a change to each Fund’s respective underlying benchmark index from the Dow Jones U.S.Consumer ServicesSM Index to the S&P Consumer Discretionary Select Sector Index, which also results in a change to each Fund’s name and investment objective. These changes are scheduled to become effective on or about March 17, 2023.
In connection with these changes, each Fund will experience a transition period during which its holdings will be repositioned, which may result in increased brokerage commissions and other transaction costs.
As of the effective date, the following information will supplement or replace the corresponding information in each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information as indicated below.
Name Change
Each Fund’s name will be changed to the new name as indicated, and all references to that Fund’s name is replaced with its new name:
Fund	New Name
ProShares Ultra Consumer Services	ProShares Ultra Consumer Discretionary
ProShares UltraShort Consumer Services	ProShares UltraShort Consumer Discretionary
Consumer Services UltraSector ProFund	Consumer Discretionary UltraSector ProFund
ProFund VP Consumer Services	ProFund VP Consumer Discretionary
Important Information About the Fund / Investment Objective
References to the Dow Jones U.S. Consumer ServicesSM Index in the sections entitled “Important Information About the Fund” or “Investment Objective” is replaced with S&P Consumer Discretionary Select Sector Index.
Principal Investment Strategies
The description of each Fund’s index included in the Principal Investment Strategies is replaced with the following:
The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the consumer discretionary sector of the S&P 500 Index (“S&P 500”). The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: automobile components; automobiles; household durables; leisure products; textiles, apparel & luxury goods; hotels, restaurants, & leisure; diversified consumer services; distributors; broadline retail; and specialty retail.

The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly. The Index is published under the Bloomberg ticker symbol “IXY”.
Principal Risks
For all Funds, Consumer Services Industry Risk is replaced with the following:
Consumer Discretionary Industry Risk — The risks of investments in the industry include: the fact that securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes, which can affect the success of consumer products.
With respect to ProShares Ultra Consumer Services, ProShares UltraShort Consumer Services, and Consumer Services UltraSector ProFund, the references to the Index in the fourth paragraph of the risk entitled “Compounding Risk” is replaced with Dow Jones U.S. Consumer ServicesSM Index.
Additional Information About the Indexes, the Index Providers and the Index Calculation Agent (in the Prospectus) and Index Providers under Other Information (in the SAI)
The following information about the Index is added:
The S&P Consumer Discretionary Select Sector Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by the Trust(s) or their affiliates (“Advisor Affiliates”). S&P® and S&P 500® are a registered trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been sublicensed for certain purposes by Advisor Affiliates. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Indexes. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Advisor Affiliates with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Advisor Affiliates or the Funds. S&P Dow Jones Indices has no obligation to take the needs of Advisor Affiliates or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, “promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.
NEITHER S&P DOW JONES INDICES NOR ITS THIRD-PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT

THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ADVISOR AFFILIATES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUNDS’ REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD -PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND ADVISOR AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
For more information about ProShares, please contact the Funds at 1-866-776-5125
For more information about ProFunds, please contact the Funds at 1-888-776-3637
Please retain this supplement for future reference.
PF/PS-5

PROSHARES TRUST
ProShares Short Financials (SEF)
ProShares Ultra Financials (UYG)
ProShares UltraShort Financials (SKF)
PROFUNDS
Financials UltraSector ProFund (Investor Class FNPIX / Service Class FNPSX)
ProFund VP Financials
(each a “Fund” and, collectively, the “Funds”)
Supplement dated January 5, 2023
to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information
(dated May 1, 2022 (ProFund VP), October 1, 2022 (ProShares Trust), and November 30, 2022 (ProFunds), each as supplemented or amended)
Important Notice Regarding Change in Index and Investment Objective
On January 5, 2023, the Board of Trustees of ProShares Trust and ProFunds approved a change to each Fund’s respective underlying benchmark index from the Dow Jones U.S. FinancialsSM Index to the S&P Financial Select Sector Index, which also results in a change to each Fund’s investment objective. These changes are scheduled to become effective on or about March 17, 2023.
In connection with these changes, each Fund will experience a transition period during which its holdings will be repositioned, which may result in increased brokerage commissions and other transaction costs.
As of the effective date, the following information will supplement or replace the corresponding information in each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information as indicated below.
Important Information About the Fund / Investment Objective
References to the Dow Jones U.S. FinancialsSM Index in the sections entitled “Important Information About the Fund” or “Investment Objective” is replaced with S&P Financial Select Sector Index.
Principal Investment Strategies
The description of each Fund’s index included in the Principal Investment Strategies is replaced with the following:
The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the financials sector of the S&P 500 Index (“S&P 500”). The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: banks; financial services; consumer finance; capital markets; mortgage real estate investment trusts (REITS); and insurance. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly. The Index is published under the Bloomberg ticker symbol “IXM”.
Principal Risks
With respect to ProShares Short Financials, ProShares Ultra Financials, ProShares UltraShort Financials, and Financials UltraSector ProFund, the references to the Index in the fourth paragraph of the risk entitled “Compounding Risk” is replaced with Dow Jones U.S. FinancialsSM Index.

Additional Information About the Indexes, the Index Providers and the Index Calculation Agent (in the Prospectus) and Index Providers under Other Information (in the SAI)
The following information about the Index is added:
The S&P Financial Select Sector Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by the Trust(s) or their affiliates (“Advisor Affiliates”). S&P® and S&P 500® are a registered trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been sublicensed for certain purposes by Advisor Affiliates. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Indexes. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Advisor Affiliates with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Advisor Affiliates or the Funds. S&P Dow Jones Indices has no obligation to take the needs of Advisor Affiliates or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, “promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.
NEITHER S&P DOW JONES INDICES NOR ITS THIRD-PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ADVISOR AFFILIATES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUNDS’ REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD -PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS

BETWEEN S&P DOW JONES INDICES AND ADVISOR AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
For more information about ProShares, please contact the Funds at 1-866-776-5125
For more information about ProFunds, please contact the Funds at 1-888-776-3637
Please retain this supplement for future reference.
PF/PS-6

PROSHARES TRUST
ProShares Ultra Health Care (RXL)
ProShares UltraShort Health Care (RXD)
PROFUNDS
Health Care UltraSector ProFund (Investor Class HCPIX / Service Class HCPSX)
ProFund VP Health Care
(each a “Fund” and, collectively, the “Funds”)
Supplement dated January 5, 2023
to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information
(dated May 1, 2022 (ProFund VP), October 1, 2022 (ProShares Trust), and November 30, 2022 (ProFunds), each as supplemented or amended)
Important Notice Regarding Change in Index and Investment Objective
On January 5, 2023, the Board of Trustees of ProShares Trust and ProFunds approved a change to each Fund’s respective underlying benchmark index from the Dow Jones U.S. Health CareSM Index to the S&P Health Care Select Sector Index, which also results in a change to each Fund’s investment objective. These changes are scheduled to become effective on or about March 17, 2023.
In connection with these changes, each Fund will experience a transition period during which its holdings will be repositioned, which may result in increased brokerage commissions and other transaction costs.
As of the effective date, the following information will supplement or replace the corresponding information in each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information as indicated below.
Important Information About the Fund / Investment Objective
References to the Dow Jones U.S. Health CareSM Index in the sections entitled “Important Information About the Fund” or “Investment Objective” is replaced with S&P Health Care Select Sector Index.
Principal Investment Strategies
The description of each Fund’s index included in the Principal Investment Strategies is replaced with the following:
The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the health care sector of the S&P 500 Index (“S&P 500”). The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: health care equipment & supplies, health care providers & services; health care technology; biotechnology; pharmaceuticals; and life sciences tools & services. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly. The Index is published under the Bloomberg ticker symbol “IXV”.
Principal Risks
With respect to ProShares Ultra Health Care, ProShares UltraShort Health Care, and Health Care UltraSector ProFund, the references to the Index in the fourth paragraph of the risk entitled “Compounding Risk” is replaced with Dow Jones U.S. Health CareSM Index.

Additional Information About the Indexes, the Index Providers and the Index Calculation Agent (in the Prospectus) and Index Providers under Other Information (in the SAI)
The following information about the Index is added:
The S&P Health Care Select Sector Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by the Trust(s) or their affiliates (“Advisor Affiliates”). S&P® and S&P 500® are a registered trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been sublicensed for certain purposes by Advisor Affiliates. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Indexes. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Advisor Affiliates with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Advisor Affiliates or the Funds. S&P Dow Jones Indices has no obligation to take the needs of Advisor Affiliates or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, “promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.
NEITHER S&P DOW JONES INDICES NOR ITS THIRD-PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ADVISOR AFFILIATES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUNDS’ REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD -PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS

BETWEEN S&P DOW JONES INDICES AND ADVISOR AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
For more information about ProShares, please contact the Funds at 1-866-776-5125
For more information about ProFunds, please contact the Funds at 1-888-776-3637
Please retain this supplement for future reference.
PF/PS-7

PROSHARES TRUST
ProShares Ultra Industrials (UXI)
ProShares UltraShort Industrials (SIJ)
PROFUNDS
Industrials UltraSector ProFund (Investor Class IDPIX / Service Class IDPSX)
ProFund VP Industrials
(each a “Fund” and, collectively, the “Funds”)
Supplement dated January 5, 2023
to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information
(dated May 1, 2022 (ProFund VP), October 1, 2022 (ProShares Trust), and November 30, 2022 (ProFunds), each as supplemented or amended)
Important Notice Regarding Change in Index and Investment Objective
On January 5, 2023, the Board of Trustees of ProShares Trust and ProFunds approved a change to each Fund’s respective underlying benchmark index from the Dow Jones U.S. IndustrialsSM Index to the S&P Industrial Select Sector Index, which also results in a change to each Fund’s investment objective. These changes are scheduled to become effective on or about March 17, 2023.
In connection with these changes, each Fund will experience a transition period during which its holdings will be repositioned, which may result in increased brokerage commissions and other transaction costs.
As of the effective date, the following information will supplement or replace the corresponding information in each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information as indicated below.
Important Information About the Fund / Investment Objective
References to the Dow Jones U.S. IndustrialsSM Index in the sections entitled “Important Information About the Fund” or “Investment Objective” is replaced with S&P Industrial Select Sector Index.
Principal Investment Strategies
The description of each Fund’s index included in the Principal Investment Strategies is replaced with the following:
The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the industrials sector of the S&P 500 Index (“S&P 500”). The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: aerospace & defense; building products; construction & engineering; electrical equipment; industrial conglomerates; machinery; trading companies & distributors; commercial services & supplies; professional services; air freight & logistics; passenger airlines; marine transportation; ground transportation; and transportation infrastructure. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly. The Index is published under the Bloomberg ticker symbol “IXI”.
Principal Risks
With respect to ProShares Ultra Industrials, ProShares UltraShort Industrials, and Industrials UltraSector ProFund, the references to the Index in the fourth paragraph of the risk entitled “Compounding Risk” is replaced with Dow Jones U.S. IndustrialsSM Index.

Additional Information About the Indexes, the Index Providers and the Index Calculation Agent (in the Prospectus) and Index Providers under Other Information (in the SAI)
The following information about the Index is added:
The S&P Industrial Select Sector Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by the Trust(s) or their affiliates (“Advisor Affiliates”). S&P® and S&P 500® are a registered trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been sublicensed for certain purposes by Advisor Affiliates. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Indexes. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Advisor Affiliates with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Advisor Affiliates or the Funds. S&P Dow Jones Indices has no obligation to take the needs of Advisor Affiliates or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, “promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.
NEITHER S&P DOW JONES INDICES NOR ITS THIRD-PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ADVISOR AFFILIATES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUNDS’ REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD -PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS

BETWEEN S&P DOW JONES INDICES AND ADVISOR AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
For more information about ProShares, please contact the Funds at 1-866-776-5125
For more information about ProFunds, please contact the Funds at 1-888-776-3637
Please retain this supplement for future reference.
PF/PS-8

PROFUNDS
Oil Equipment & Services UltraSector ProFund (Investor Class OEPIX / Service Class OEPSX)
(the “Fund”)
Supplement dated January 5, 2023
to the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information
(dated November 30, 2022, as supplemented or amended)
Important Notice Regarding Change in Name, Index, and Investment Objective
On January 5, 2023, the Board of Trustees of ProFunds approved a change to the Fund’s underlying benchmark index from the Dow Jones U.S. Select Oil Equipment & ServicesSM Index to the S&P Oil & Gas Equipment & Services Select Industry Index, which also results in a change to the Fund’s name and investment objective. These changes are scheduled to become effective on or about March 17, 2023.
In connection with these changes, the Fund will experience a transition period during which its holdings will be repositioned, which may result in increased brokerage commissions and other transaction costs.
As of the effective date, the following information will supplement or replace the corresponding information in the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information as indicated below.
Name Change
The Fund’s name will be changed to Oil & Gas Equipment & Services UltraSector ProFund, and all references to the Fund’s name will be replaced with its new name.
Important Information About the Fund
References to the Dow Jones U.S. Select Oil Equipment & ServicesSM Index in the section entitled “Important Information About the Fund” are replaced with S&P Oil & Gas Equipment & Services Select Industry Index.
Principal Investment Strategies
The description of the Fund’s index included in Principal Investment Strategies is replaced with the following:
The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the oil & gas equipment & services segment of the S&P Total Market Index (“S&P TMI”), which comprises the following sub-industry: oil & gas equipment & services. The S&P TMI is designed to track the broad U.S. equity market. Industries are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index is modified equal weighted and rebalanced quarterly. The Index is published under the Bloomberg ticker symbol “SPSIOS”.
Principal Risks
References to the Index in the fourth paragraph of the risk entitled “Compounding Risk” is replaced with Dow Jones U.S. Select Oil Equipment & ServicesSM Index.
Additional Information About the Indexes, the Index Providers and the Index Calculation Agent (in the Prospectus) and Index Providers under Other Information (in the SAI)
The following information about the Index is added:
The S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by the Trust(s) and their affiliates (“Advisor Affiliates”). S&P® and S&P 500® are a registered trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been sublicensed for certain purposes by Advisor Affiliates. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Indexes. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Advisor Affiliates with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Advisor Affiliates or the Funds. S&P Dow Jones Indices has no obligation to take the needs of Advisor Affiliates or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, “promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.
NEITHER S&P DOW JONES INDICES NOR ITS THIRD-PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ADVISOR AFFILIATES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUNDS’ REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD -PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND ADVISOR AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
For more information about ProFunds, please contact the Fund at 1-888-776-3637
Please retain this supplement for future reference.
PF/PS-11

PROSHARES TRUST
ProShares Ultra Oil & Gas (DIG)
ProShares UltraShort Oil & Gas (DUG)
PROFUNDS
Oil & Gas UltraSector ProFund (Investor Class ENPIX / Service Class ENPSX)
Short Oil & Gas ProFund (Investor Class SNPIX / Service Class SNPSX)
ProFund VP Oil & Gas
(each a “Fund” and, collectively, the “Funds”)
Supplement dated January 5, 2023
to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information
(dated May 1, 2022 (ProFund VP), October 1, 2022 (ProShares Trust), and November 30, 2022 (ProFunds), each as supplemented or amended)
Important Notice Regarding Change in Name, Index, and Investment Objective
On January 5, 2023, the Board of Trustees of ProShares Trust and ProFunds approved a change to each Fund’s respective underlying benchmark index from the Dow Jones Oil & GasSM Index to the S&P Energy Select Sector Index, which also results in a change to each Fund’s name and investment objective. These changes are scheduled to become effective on or about March 17, 2023.
In connection with these changes, each Fund will experience a transition period during which its holdings will be repositioned, which may result in increased brokerage commissions and other transaction costs.
As of the effective date, the following information will supplement or replace the corresponding information in each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information as indicated below.
Name Change
Each Fund’s name will be changed to the new name as indicated, and all references to that Fund’s name is replaced with its new name:
Fund	New Name
ProShares Ultra Oil & Gas	ProShares Ultra Energy
ProShares UltraShort Oil & Gas	ProShares UltraShort Energy
Oil & Gas UltraSector ProFund	Energy UltraSector ProFund
Short Oil & Gas ProFund	Short Energy ProFund
ProFund VP Oil & Gas	ProFund VP Energy
Important Information About the Fund / Investment Objective
References to the Dow Jones U.S. Oil & GasSM Index in the sections entitled “Important Information About the Fund” or “Investment Objective” is replaced with S&P Energy Select Sector Index.
Principal Investment Strategies
The description of each Fund’s index included in the Principal Investment Strategies is replaced with the following:
The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the energy sector of the S&P 500 Index (“S&P 500”). The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: energy equipment & services and oil & gas consumable fuels. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly. The Index is published under the Bloomberg ticker symbol “IXE”.
Principal Risks
With respect to ProShares Ultra Oil & Gas, ProShares UltraShort Oil & Gas, Oil & Gas UltraSector ProFund, and Short Oil & Gas ProFund, the references to the Index in the fourth paragraph of the risk entitled “Compounding Risk” is replaced with Dow Jones U.S. Oil & GasSM Index.
Additional Information About the Indexes, the Index Providers and the Index Calculation Agent (in the Prospectus) and Index Providers under Other Information (in the SAI)
The following information about the Index is added:
The S&P Energy Select Sector Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by the Trust(s) or their affiliates (“Advisor Affiliates”). S&P® and S&P 500® are a registered trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been sublicensed for certain purposes by Advisor Affiliates. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Indexes. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Advisor Affiliates with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Advisor Affiliates or the Funds. S&P Dow Jones Indices has no obligation to take the needs of Advisor Affiliates or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, “promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.
NEITHER S&P DOW JONES INDICES NOR ITS THIRD-PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ADVISOR AFFILIATES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT

WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUNDS’ REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD -PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND ADVISOR AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
For more information about ProShares, please contact the Funds at 1-866-776-5125
For more information about ProFunds, please contact the Funds at 1-888-776-3637
Please retain this supplement for future reference.
PF/PS-9

PROFUNDS
Pharmaceuticals UltraSector ProFund (Investor Class PHPIX / Service Class PHPSX)
ProFund VP Pharmaceuticals
(each a “Fund” and collectively the “Funds”)

Supplement dated January 5, 2023
to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information
(dated May 1, 2022 (ProFund VP) and November 30, 2022 (ProFunds), each as supplemented or amended)
Important Notice Regarding Change in Index and Investment Objective
On January 5, 2023, the Board of Trustees of ProFunds approved a change to each Fund’s respective underlying benchmark index from the Dow Jones U.S. Select PharmaceuticalsSM Index to the S&P Pharmaceuticals Select Industry Index, which also results in a change to each Fund’s investment objective. These changes are scheduled to become effective on or about March 17, 2023.
In connection with these changes, each Fund will experience a transition period during which its holdings will be repositioned, which may result in increased brokerage commissions and other transaction costs.
As of the effective date, the following information will supplement or replace the corresponding information in each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information as indicated below.
Important Information About the Fund / Investment Objective
References to the Dow Jones U.S. Select PharmaceuticalsSM Index in the sections entitled “Important Information About the Fund” or “Investment Objective” are replaced with S&P Pharmaceuticals Select Industry Index
Principal Investment Strategies
The description of each Fund’s index included in Principal Investment Strategies is replaced with the following:
The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the pharmaceuticals segment of the S&P Total Market Index (“S&P TMI”), which comprises the following sub-industry: pharmaceuticals. The S&P TMI is designed to track the broad U.S. equity market. Industries are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index is modified equal weighted and rebalanced quarterly. The Index is published under the Bloomberg ticker symbol “SPSIPH”.
Principal Risks
With respect to Pharmaceuticals UltraSector ProFund, the references to the Index in the fourth paragraph of the risk entitled “Compounding Risk” is replaced with Dow Jones U.S. Select PharmaceuticalsSM Index.
Additional Information About the Indexes, the Index Providers and the Index Calculation Agent (in the Prospectus) and Index Providers under Other Information (in the SAI)
The following information about the Index is added:
The S&P Pharmaceuticals Select Industry Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by the Trust(s) and their affiliates (“Advisor Affiliates”). S&P® and S&P 500® are a registered trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been sublicensed for certain purposes by Advisor Affiliates. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Indexes. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Advisor Affiliates with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Advisor Affiliates or the Funds. S&P Dow Jones Indices has no obligation to take the needs of Advisor Affiliates or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, “promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.
NEITHER S&P DOW JONES INDICES NOR ITS THIRD-PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ADVISOR AFFILIATES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUNDS’ REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD -PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND ADVISOR AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
For more information about ProFunds, please contact the Funds at 1-888-776-3637
Please retain this supplement for future reference.
PF/PS-12

PROSHARES TRUST
ProShares Short Real Estate (REK)
ProShares Ultra Real Estate (URE)
ProShares UltraShort Real Estate (SRS)
PROFUNDS
Real Estate UltraSector ProFund (Investor Class REPIX / Service Class REPSX)
Short Real Estate ProFund (Investor Class SRPIX / Service Class SRPSX)
ProFund VP Real Estate
(each a “Fund” and, collectively, the “Funds”)
Supplement dated January 5, 2023
to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information
(dated May 1, 2022 (ProFund VP), October 1, 2022 (ProShares Trust), and November 30, 2022 (ProFunds), each as supplemented or amended)
Important Notice Regarding Change in Index and Investment Objective
On January 5, 2023, the Board of Trustees of ProShares Trust and ProFunds approved a change to each Fund’s respective underlying benchmark index from the Dow Jones U.S. Real EstateSM Index to the S&P Real Estate Select Sector Index, which also results in a change to each Fund’s investment objective. These changes are scheduled to become effective on or about March 17, 2023.
In connection with these changes, each Fund will experience a transition period during which its holdings will be repositioned, which may result in increased brokerage commissions and other transaction costs.
As of the effective date, the following information will supplement or replace the corresponding information in each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information as indicated below.
Important Information About the Fund / Investment Objective
References to the Dow Jones U.S. Real EstateSM Index in the sections entitled “Important Information About the Fund” or “Investment Objective” is replaced with S&P Real Estate Select Sector Index.
Principal Investment Strategies
The description of each Fund’s index included in the Principal Investment Strategies is replaced with the following:
The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the real estate sector of the S&P 500 Index (“S&P 500”). The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: diversified REITs; industrial REITs; hotel & resort REITs; office REITs; heath care REITs; residential REITs; retail REITs; specialized REITs; and real estate management & development. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly. The Index is published under the Bloomberg ticker symbol “IXRE”.
Principal Risks
With respect to ProShares Short Real Estate, ProShares Ultra Real Estate, ProShares UltraShort Real Estate, Real Estate UltraSector ProFund and Short Real Estate ProFund, the references to the Index in the fourth paragraph of the risk entitled “Compounding Risk” is replaced with Dow Jones U.S. Real EstateSM Index.

Additional Information About the Indexes, the Index Providers and the Index Calculation Agent (in the Prospectus) and Index Providers under Other Information (in the SAI)
The following information about the Index is added:
The S&P Real Estate Select Sector Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by the Trust(s) or their affiliates (“Advisor Affiliates”). S&P® and S&P 500® are a registered trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been sublicensed for certain purposes by Advisor Affiliates. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Indexes. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Advisor Affiliates with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Advisor Affiliates or the Funds. S&P Dow Jones Indices has no obligation to take the needs of Advisor Affiliates or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, “promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.
NEITHER S&P DOW JONES INDICES NOR ITS THIRD-PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ADVISOR AFFILIATES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUNDS’ REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD -PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS

BETWEEN S&P DOW JONES INDICES AND ADVISOR AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
For more information about ProShares, please contact the Funds at 1-866-776-5125
For more information about ProFunds, please contact the Funds at 1-888-776-3637
Please retain this supplement for future reference.
PF/PS-10

PROSHARES TRUST
ProShares Ultra Technology (ROM)
ProShares UltraShort Technology (REW)
PROFUNDS
Technology UltraSector ProFund (Investor Class TEPIX / Service Class TEPSX)
ProFund VP Technology
(each a “Fund” and, collectively, the “Funds”)
Supplement dated January 5, 2023
to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information
(dated May 1, 2022 (ProFund VP), October 1, 2022 (ProShares Trust), and November 30, 2022 (ProFunds), each as supplemented or amended)
Important Notice Regarding Change in Index and Investment Objective
On January 5, 2023, the Board of Trustees of ProShares Trust and ProFunds approved a change to each Fund’s respective underlying benchmark index from the Dow Jones U.S. TechnologySM Index to the S&P Technology Select Sector Index, which also results in a change to each Fund’s investment objective. These changes are scheduled to become effective on or about March 17, 2023.
In connection with these changes, each Fund will experience a transition period during which its holdings will be repositioned, which may result in increased brokerage commissions and other transaction costs.
As of the effective date, the following information will supplement or replace the corresponding information in each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information as indicated below.
Important Information About the Fund / Investment Objective
References to the Dow Jones U.S. TechnologySM Index in the sections entitled “Important Information About the Fund” or “Investment Objective” is replaced with S&P Technology Select Sector Index.
Principal Investment Strategies
The description of each Fund’s index included in the Principal Investment Strategies is replaced with the following:
The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the technology sector of the S&P 500 Index (“S&P 500”). The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: IT services; software; communications equipment; technology, hardware, storage & peripherals; electronic equipment, instruments, & components; and semiconductors & semiconductor equipment. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly. The Index is published under the Bloomberg ticker symbol “IXT”.
Principal Risks
With respect to ProShares Ultra Technology, ProShares UltraShort Technology, and Technology UltraSector ProFund, the references to the Index in the fourth paragraph of the risk entitled “Compounding Risk” is replaced with Dow Jones U.S. TechnologySM Index.

Additional Information About the Indexes, the Index Providers and the Index Calculation Agent (in the Prospectus) and Index Providers under Other Information (in the SAI)
The following information about the Index is added:
The S&P Technology Select Sector Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by the Trust(s) or their affiliates (“Advisor Affiliates”). S&P® and S&P 500® are a registered trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been sublicensed for certain purposes by Advisor Affiliates. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Indexes. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Advisor Affiliates with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Advisor Affiliates or the Funds. S&P Dow Jones Indices has no obligation to take the needs of Advisor Affiliates or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, “promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.
NEITHER S&P DOW JONES INDICES NOR ITS THIRD-PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ADVISOR AFFILIATES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUNDS’ REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD -PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS

BETWEEN S&P DOW JONES INDICES AND ADVISOR AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
For more information about ProShares, please contact the Funds at 1-866-776-5125
For more information about ProFunds, please contact the Funds at 1-888-776-3637
Please retain this supplement for future reference.
PF/PS-15

PROSHARES TRUST
ProShares Ultra Telecommunications (LTL)
PROFUNDS
ProFund VP Telecommunications
(each a “Fund” and, collectively, the “Funds”)
Supplement dated January 5, 2023
to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information
(dated May 1, 2022 (ProFund VP) and October 1, 2022 (ProShares Trust), each as supplemented or amended)
Important Notice Regarding Change in Name, Index, and Investment Objective
On January 5, 2023, the Board of Trustees of ProShares Trust and ProFunds approved a change to each Fund’s respective underlying benchmark index from the Dow Jones U.S. Select TelecommunicationsSM Index to the S&P Communication Services Select Sector Index, which also results in a change to each Fund’s name and investment objective. These changes are scheduled to become effective on or about March 17, 2023.
In connection with these changes, each Fund will experience a transition period during which its holdings will be repositioned, which may result in increased brokerage commissions and other transaction costs.
As of the effective date, the following information will supplement or replace the corresponding information in each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information as indicated below.
Name Change
Each Fund’s name will be changed to the new name as indicated, and all references to that Fund’s name is replaced with its new name:
Fund	New Name
ProShares Ultra Telecommunications	ProShares Ultra Communication Services
ProFund VP Telecommunications	ProFund VP Communication Services
Important Information About the Fund / Investment Objective
References to the Dow Jones U.S. Select TelecommunicationsSM Index in the sections entitled “Important Information About the Fund” or “Investment Objective” is replaced with S&P Communication Services Select Sector Index.
Principal Investment Strategies
The description of each Fund’s index included in the Principal Investment Strategies is replaced with the following:
The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the communication services sector of the S&P 500 Index (“S&P 500”). The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: diversified telecommunications services; wireless telecommunications services; media; entertainment; and interactive media & services. Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly. The Index is published under the Bloomberg ticker symbol “IXCPR”.
Principal Risks
For all Funds, Telecommunication Services Industry Risk is replaced with the following:

Communication Services Industry Risk — The risk of investments in the industry include: the potential obsolescence of products and services due to increasing competition from the innovation of competitors; increased research and development costs and capital requirements to formulate new products and services that utilize new technology; pricing new and existing products to match or beat industry competitors, shifting demographics and changes to consumer taste, which can negatively impact profitability; and regulation by the Federal Communications Commission, and various state regulatory authorities. Companies in the communication services industry may be more susceptible to cybersecurity issues than companies in other industries, including hacking, theft of proprietary or consumer information, and disruptions in service.
With respect to ProShares Ultra Telecommunications, the references to the Index in the fourth paragraph of the risk entitled “Compounding Risk” is replaced with Dow Jones U.S. Select TelecommunicationsSM Index.
Additional Information About the Indexes, the Index Providers and the Index Calculation Agent (in the Prospectus) and Index Providers under Other Information (in the SAI)
The following information about the Index is added:
The S&P Communication Services Select Sector Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by the Trust(s) or their affiliates (“Advisor Affiliates”). S&P® and S&P 500® are a registered trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been sublicensed for certain purposes by Advisor Affiliates. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Indexes. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Advisor Affiliates with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Advisor Affiliates or the Funds. S&P Dow Jones Indices has no obligation to take the needs of Advisor Affiliates or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, “promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.
NEITHER S&P DOW JONES INDICES NOR ITS THIRD-PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL

WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ADVISOR AFFILIATES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUNDS’ REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD -PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND ADVISOR AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
For more information about ProShares, please contact the Funds at 1-866-776-5125
For more information about ProFunds, please contact the Funds at 1-888-776-3637
Please retain this supplement for future reference.
PF/PS-13

PROSHARES TRUST
ProShares Ultra Utilities (UPW)
ProShares UltraShort Utilities (SDP)
PROFUNDS
Utilities UltraSector ProFund (Investor Class UTPIX / Service Class UTPSX)
ProFund VP Utilities
(each a “Fund” and, collectively, the “Funds”)
Supplement dated January 5, 2023
to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information
(dated May 1, 2022 (ProFund VP), October 1, 2022 (ProShares Trust), and November 30, 2022 (ProFunds)), each as supplemented or amended)
Important Notice Regarding Change in Index and Investment Objective
On January 5, 2023, the Board of Trustees of ProShares Trust and ProFunds approved a change to each Fund’s respective underlying benchmark index from the Dow Jones U.S. UtilitiesSM Index to the S&P Utilities Select Sector Index, which also results in a change to each Fund’s investment objective. These changes are scheduled to become effective on or about March 17, 2023.
In connection with these changes, each Fund will experience a transition period during which its holdings will be repositioned, which may result in increased brokerage commissions and other transaction costs.
As of the effective date, the following information will supplement or replace the corresponding information in each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information as indicated below.
Important Information About the Fund / Investment Objective
References to the Dow Jones U.S. UtilitiesSM Index in the sections entitled “Important Information About the Fund” or “Investment Objective” is replaced with S&P Utilities Select Sector Index.
Principal Investment Strategies
The description of each Fund’s index included in the Principal Investment Strategies is replaced with the following:
The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the utilities sector of the S&P 500 Index (“S&P 500”). The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: electric utilities; gas utilities; multi-utilities; water utilities; and independent power and renewable electricity producers. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly. The Index is published under the Bloomberg ticker symbol “IXU”.
Principal Risks
With respect to ProShares Ultra Utilities, ProShares UltraShort Utilities, and Utilities UltraSector ProFund, the references to the Index in the fourth paragraph of the risk entitled “Compounding Risk” is replaced with Dow Jones U.S. UtilitiesSM Index.
Additional Information About the Indexes, the Index Providers and the Index Calculation Agent (in the Prospectus) and Index Providers under Other Information (in the SAI)
The following information about the Index is added:
The S&P Utilities Select Sector Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by the Trust(s) or their affiliates (“Advisor Affiliates”).

S&P® and S&P 500® are a registered trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been sublicensed for certain purposes by Advisor Affiliates. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Indexes. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Advisor Affiliates with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Advisor Affiliates or the Funds. S&P Dow Jones Indices has no obligation to take the needs of Advisor Affiliates or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, “promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.
NEITHER S&P DOW JONES INDICES NOR ITS THIRD-PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ADVISOR AFFILIATES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUNDS’ REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD -PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND ADVISOR AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

For more information about ProShares, please contact the Funds at 1-866-776-5125
For more information about ProFunds, please contact the Funds at 1-888-776-3637
Please retain this supplement for future reference.
PF/PS-16